Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 868
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	3,186
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	682	$ 803
Change in fair value included in earnings	(45)	(75)
Change in fair value included in other comprehensive income	18	(31)
Purchases/Issuances	391	357
Sales	(192)	(353)
Transfers into Level 3	114	34
Transfers out of Level 3	(87)	(32)
Assets at end of period	881	703
Change in unrealized gains (losses) recorded in income for instruments still held	7	(1)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	675	803
Change in fair value included in earnings	(44)	(75)
Change in fair value included in other comprehensive income	19	(31)
Purchases/Issuances	382	357
Sales	(192)	(353)
Transfers into Level 3	114	34
Transfers out of Level 3	(86)	(32)
Assets at end of period	868	703
Change in unrealized gains (losses) recorded in income for instruments still held	8	(1)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	7
Change in fair value included in earnings	(1)
Change in fair value included in other comprehensive income	(1)
Purchases/Issuances	9
Transfers out of Level 3	(1)
Assets at end of period	13
Change in unrealized gains (losses) recorded in income for instruments still held	(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,442	1,903
Change in fair value included in earnings	76	21
Change in fair value included in other comprehensive income	36	(49)
Purchases/Issuances	713	113
Sales	(81)	(27)
Maturities/Settlement		(4)
Assets at end of period	3,186	1,957
Change in unrealized gains (losses) recorded in income for instruments still held	78	47
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	2,442	1,903
Change in fair value included in earnings	76	21
Change in fair value included in other comprehensive income	36	(49)
Purchases/Issuances	713	113
Sales	(81)	(27)
Maturities/Settlement		(4)
Assets at end of period	3,186	1,957
Change in unrealized gains (losses) recorded in income for instruments still held	78	47
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	133	94
Change in fair value included in other comprehensive income	2
Purchases/Issuances	11	5
Transfers into Level 3	6
Assets at end of period	152	99
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	132	93
Change in fair value included in other comprehensive income	2
Purchases/Issuances	11	5
Transfers into Level 3	6
Assets at end of period	151	98
Financial assets at fair value through other comprehensive income, category [member] | U.S. states, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1
Assets at end of period	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	6	1,945
Change in fair value included in other comprehensive income		(70)
Purchases/Issuances		1,488
Maturities/Settlement		(161)
Assets at end of period	6	3,202
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at end of period	2	4
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at end of period	$ 2	$ 4